ING PARTNERS, INC.

ING Index Solution 2015 Portfolio	ING Solution 2025 Portfolio
ING Index Solution 2020 Portfolio	ING Solution 2030 Portfolio
ING Index Solution 2025 Portfolio	ING Solution 2035 Portfolio
ING Index Solution 2030 Portfolio	ING Solution 2040 Portfolio
ING Index Solution 2035 Portfolio	ING Solution 2045 Portfolio
ING Index Solution 2040 Portfolio	ING Solution 2050 Portfolio
ING Index Solution 2045 Portfolio	ING Solution 2055 Portfolio
ING Index Solution 2050 Portfolio	ING Solution Aggressive Growth Portfolio
ING Index Solution 2055 Portfolio	ING Solution Conservative Portfolio
ING Index Solution Income Portfolio	ING Solution Growth Portfolio
ING Solution 2015 Portfolio	ING Solution Income Portfolio
ING Solution 2020 Portfolio	ING Solution Moderate Portfolio

ING INVESTORS TRUST

ING American Funds World Allocation Portfolio

ING Retirement Conservative Portfolio

ING Retirement Growth Portfolio

ING Retirement Moderate Portfolio

ING Retirement Moderate Growth Portfolio

ING MUTUAL FUNDS

ING Diversified International Fund

Supplement dated September 6, 2012

to the current Prospectuses (each a “Prospectus” and collectively the “Prospectuses”)

for the above-referenced Portfolios and Fund

Effective August 30, 2012, Halvard Kvaale was added as a committee member of the above referenced Portfolios and Fund. Effective August 31, 2012, William A. Evans was removed as a committee member of the above referenced Portfolios and Fund. Effective immediately, the Prospectuses are hereby revised as follows:

1.	All references to William A. Evans as a committee member in each of the Prospectuses are hereby deleted in their entirety.

ING Index Solution 2015 Portfolio, ING Index Solution 2020 Portfolio, ING Index Solution 2025 Portfolio, ING Index Solution 2030 Portfolio, ING Index Solution 2035 Portfolio, ING Index Solution 2040 Portfolio, ING Index Solution 2045 Portfolio, ING Index Solution 2050 Portfolio, ING Index Solution 2055 Portfolio, ING Index Solution Income Portfolio, ING Solution 2015 Portfolio, ING Solution 2020 Portfolio, ING Solution 2025 Portfolio, ING Solution 2030 Portfolio, ING Solution 2035 Portfolio, ING Solution 2040 Portfolio, ING Solution 2045 Portfolio, ING Solution 2050 Portfolio, ING Solution 2055 Portfolio, ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio, ING Solution Growth Portfolio, ING Solution Income Portfolio, and ING Solution Moderate Portfolio

2.	Each sub-section entitled “Portfolio Management – Investment Committee” of the summary section of the Prospectuses is hereby revised to include the following:

Halvard Kvaale, CIMA

Committee Member (since 08/12)

3.	The last sentence in the first paragraph of the sub-section entitled “Management of the Portfolios – The Investment Committee” is hereby deleted and replaced with the following:

The members of the Investment Committee are: Heather Hackett, Halvard Kvaale, and Paul Zemsky.

4.	The second paragraph of the sub-section entitled “Management of the Portfolios – The Investment Committee” is hereby deleted and replaced with the following:

Halvard Kvaale, CIMA, Committee Member and Portfolio Manager, as well as Head of ING IM’s Manager Research and Selection within the Multi-Asset Strategies and Solutions Group, has been with ING since August 2012. Prior to joining ING, Mr. Kvaale was with Morgan Stanley Smith Barney Consulting Group from 2006 to 2012, most recently as managing director and head of their portfolio advisory services group. Prior to that, he served as the head of global manager research and fee-based advisory solutions at Deutsche Bank, and at Prudential Investments he managed the third party Consulting Programs as well as running the Investment Management Analysis Unit and the Senior Consulting Group.

ING American Funds World Allocation Portfolio, ING Retirement Conservative Portfolio, ING Retirement Growth Portfolio, ING Retirement Moderate Portfolio, ING Retirement Moderate Growth Portfolio, and ING Diversified International Fund

5.	Each sub-section entitled “Portfolio Management – Asset Allocation Committee” of the summary section of the Prospectuses is hereby revised to include the following:

Halvard Kvaale, CIMA

Committee Member (since 08/12)

6.	The last sentence in the first paragraph of the sub-section entitled “Management of the Portfolios – Asset Allocation Committee” is hereby deleted and replaced with the following:

The members of the Asset Allocation Committee are: Heather Hackett, Halvard Kvaale, and Paul Zemsky.

7.	The second paragraph of the sub-section entitled “Management of the Portfolios – Asset Allocation Committee” is hereby deleted and replaced with the following:

Halvard Kvaale, CIMA, Committee Member and Portfolio Manager, as well as Head of ING IM’s Manager Research and Selection within the Multi-Asset Strategies and Solutions Group, has been with ING since August 2012. Prior to joining ING, Mr. Kvaale was with Morgan Stanley Smith Barney Consulting Group from 2006 to 2012, most recently as managing director and head of their portfolio advisory services group. Prior to that, he served as the head of global manager research and fee-based advisory solutions at Deutsche Bank, and at Prudential Investments he managed the third party Consulting Programs as well as running the Investment Management Analysis Unit and the Senior Consulting Group.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING PARTNERS, INC.

ING Index Solution 2015 Portfolio	ING Solution 2025 Portfolio
ING Index Solution 2020 Portfolio	ING Solution 2030 Portfolio
ING Index Solution 2025 Portfolio	ING Solution 2035 Portfolio
ING Index Solution 2030 Portfolio	ING Solution 2040 Portfolio
ING Index Solution 2035 Portfolio	ING Solution 2045 Portfolio
ING Index Solution 2040 Portfolio	ING Solution 2050 Portfolio
ING Index Solution 2045 Portfolio	ING Solution 2055 Portfolio
ING Index Solution 2050 Portfolio	ING Solution Aggressive Growth Portfolio
ING Index Solution 2055 Portfolio	ING Solution Conservative Portfolio
ING Index Solution Income Portfolio	ING Solution Growth Portfolio
ING Solution 2015 Portfolio	ING Solution Income Portfolio
ING Solution 2020 Portfolio	ING Solution Moderate Portfolio

ING INVESTORS TRUST

ING American Funds World Allocation Portfolio

ING Retirement Conservative Portfolio

ING Retirement Growth Portfolio

ING Retirement Moderate Portfolio

ING Retirement Moderate Growth Portfolio

ING MUTUAL FUNDS

ING Diversified International Fund

Supplement dated September 6, 2012

to the current Statement of Additional Information

(each an “SAI” and collectively the “SAIs”)

for the above-referenced Portfolios and Fund

Effective August 30, 2012, Halvard Kvaale was added as a committee member of the above referenced Portfolios and Fund. Effective August 31, 2012, William A. Evans was removed as a committee member of the above referenced Portfolios and Fund. Effective immediately, the SAI’s are hereby revised as follows:

1.	All references to William Evans and/or William A. Evans as a committee member or officer of the respective company or trust in each of the SAI’s are hereby deleted in their entirety.

ING Index Solution 2015 Portfolio, ING Index Solution 2020 Portfolio, ING Index Solution 2025 Portfolio, ING Index Solution 2030 Portfolio, ING Index Solution 2035 Portfolio, ING Index Solution 2040 Portfolio, ING Index Solution 2045 Portfolio, ING Index Solution 2050 Portfolio, ING Index Solution 2055 Portfolio, ING Index Solution Income Portfolio, ING Solution 2015 Portfolio, ING Solution 2020 Portfolio, ING Solution 2025 Portfolio, ING Solution 2030 Portfolio, ING Solution 2035 Portfolio, ING Solution 2040 Portfolio, ING Solution 2045 Portfolio, ING Solution 2050 Portfolio, ING Solution 2055 Portfolio, ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio, ING Solution Growth Portfolio, ING Solution Income Portfolio, and ING Solution Moderate Portfolio

2.	The second paragraph of the section entitled “Investment Committee” of the SAI is hereby deleted and replaced with the following:

The Investment Committee consists of the following persons: Heather Hackett, CFA, Halvard Kvaale, CIMA, and Paul Zemsky, CFA.

3.	The third paragraph of the section entitled “Investment Committee” of the SAI is hereby deleted and replaced with the following:

Halvard Kvaale, CIMA, Committee Member and Portfolio Manager, as well as Head of ING IM’s Manager Research and Selection within the Multi-Asset Strategies and Solutions Group, has been with ING since August 2012. Prior to joining ING, Mr. Kvaale was with Morgan Stanley Smith Barney Consulting Group from 2006 to 2012, most recently as managing director and head of their portfolio advisory services group. Prior to that, he served as the head of global manager research and fee-based advisory solutions at Deutsche Bank, and at Prudential Investments he managed the third party Consulting Programs as well as running the Investment Management Analysis Unit and the Senior Consulting Group.

4.

The tables within the sub-sections entitled “Other Accounts Managed” and “Investment Committee Member Ownership of Securities” under the section entitled “Investment Committee” are hereby revised to include the following:

Other Accounts Managed:

Investment Committee Member	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Halvard Kvaale, CIMA(2)	0	$0	0	$0	0	$0
(2)	As of July 31, 2012.

Investment Committee Member Ownership of Securities

Investment Committee Member	Name of Portfolio	Dollar Range of Portfolio Shares Owned
Halvard Kvaale (1)	–	None
(1)	As of July 31, 2012.

ING Diversified International Fund

5.	The second paragraph of the sub-section entitled “Asset Allocation Committee” of the SAI is hereby deleted and replaced with the following:

The Asset Allocation Committee consists of the following persons: Heather Hackett, CFA, Halvard Kvaale, CIMA, and Paul Zemsky, CFA.

6.

The tables entitled “Other Accounts Managed” and “Asset Allocation Committee Members Ownership of Securities” within the sub-section entitled “Asset Allocation Committee” are hereby revised to include the following:

Other Accounts Managed:

Asset Allocation Committee Member	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Halvard Kvaale(2)	0	$0	0	$0	0	$0
(2)	As of July 31, 2012.

Asset Allocation Committee Members Ownership of Securities

Asset Allocation Committee Member	Dollar Range of Fund Shares Owned
Halvard Kvaale(1)	$0

Asset Allocation Committee Member	Dollar Range of Fund Shares Owned Under Deferred Compensation
Halvard Kvaale(1)	$0
(1)	As of July 31, 2012.

ING American Funds World Allocation Portfolio, ING Retirement Conservative Portfolio, ING Retirement Growth Portfolio, ING Retirement Moderate Portfolio, and ING Retirement Moderate Growth Portfolio

7.

The second paragraph of the section entitled “Asset Allocation Committee – ING American Funds World Allocation Portfolio and ING Retirement Portfolios” of the SAI is hereby deleted and replaced with the following:

The Asset Allocation Committee consists of the following persons: Heather Hackett, CFA, Halvard Kvaale, CIMA, and Paul Zemsky, CFA.

8.

The third paragraph of the section entitled “Asset Allocation Committee – ING American Funds World Allocation Portfolio and ING Retirement Portfolios” of the SAI is hereby deleted and replaced with the following:

Halvard Kvaale, CIMA, Committee Member and Portfolio Manager, as well as Head of ING IM’s Manager Research and Selection within the Multi-Asset Strategies and Solutions Group, has been with ING since August 2012. Prior to joining ING, Mr. Kvaale was with Morgan Stanley Smith Barney Consulting Group from 2006 to 2012, most recently as managing director and head of their portfolio advisory services group. Prior to that, he served as the head of global manager research and fee-based advisory solutions at Deutsche Bank, and at Prudential Investments he managed the third party Consulting Programs as well as running the Investment Management Analysis Unit and the Senior Consulting Group.

9.

The tables within the sub-sections entitled “Other Accounts Managed” and “Asset Allocation Members’ Ownership of Securities” in the section entitled “Asset Allocation Committee – ING American Funds World Allocation Portfolio and ING Retirement Portfolios” are hereby revised to include the following:

Other Accounts Managed:

Asset Allocation Committee Member	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Halvard Kvaale, CIMA(2)	0	$0	0	$0	0	$0
(2)	As of July 31, 2012.

Asset Allocation Members’ Ownership of Securities

Asset Allocation Committee Member	Dollar Range of Portfolio Shares Owned
Halvard Kvaale(1)	None
(1)	As of July 31, 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE